JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.3%(a)
New York — 95.3%
Education — 7.9%
Erie County Industrial Development Agency, School District Project
Rev., 5.00%, 5/1/2023	1,710	1,933
Series A, Rev., 5.00%, 5/1/2023	2,000	2,184
New York State Dormitory Authority
Series A, Rev., NATL-RE-IBC, 5.00%, 7/1/2020	205	206
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,474
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,287
New York State Dormitory Authority, Consolidated City University System Series A, Rev., NATL-RE-IBC, 6.00%, 7/1/2020	1,110	1,141
New York State Dormitory Authority, Court Facilities Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,281
New York State Dormitory Authority, Hospitals Center Rev., 5.00%, 7/1/2026	3,360	3,892
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,851
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,112
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,346
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,874
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,810
New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,127
New York State Dormitory Authority, School Districts Financing Program Rev., AGC, 5.00%, 10/1/2024	50	50
New York State Dormitory Authority, School Districts, Building Finance Program Series F, Rev., NATL-RE, 6.50%, 10/1/2020	90	94
New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	1,050	1,091

		33,753

General Obligation — 15.0%
Chautauqua Lake Central School District
GO, 5.00%, 6/15/2020	860	878
GO, 5.00%, 6/15/2021	725	769
City of Buffalo Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,111
City of New York
GO, 5.00%, 8/1/2024	1,250	1,418
Series C, GO, 5.00%, 8/1/2024	1,000	1,171
GO, 5.00%, 8/1/2027	1,750	2,199
Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,631
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	8,078
City of New York, Fiscal Year 2014 Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,259
City of New York, Fiscal Year 2018 Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,086
City of Syracuse, Public Improvement Series A, GO, 4.00%, 5/15/2024	1,000	1,118
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	831
GO, 4.00%, 9/15/2029	1,100	1,290
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,179
GO, 5.00%, 6/1/2025	1,330	1,586
County of Nassau
Series C, GO, 5.00%, 10/1/2022	2,205	2,437
Series B, GO, 5.00%, 10/1/2024	1,580	1,850
Series A, GO, 5.00%, 1/1/2027	2,500	3,006
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,143
County of Suffolk, Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,408
County of Westchester GO, 5.00%, 12/1/2022	1,350	1,511
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,223
Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,017
Lindenhurst Union Free School District Series A, GO, 2.13%, 6/15/2021	1,170	1,189

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,022
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	940
Series B, GO, 5.00%, 12/15/2022	765	853
Series 2012B, GO, 5.00%, 12/15/2023	500	556
Nassau County, General Improvement Series A, GO, 5.00%, 1/1/2025	1,000	1,176
Nassau County, Mineola Village GO, 5.00%, 8/15/2023	1,350	1,386
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,938
Shenendehowa Central School District GO, 3.00%, 6/15/2020	500	506
State of New York
GO, 5.00%, 2/15/2025	1,515	1,820
GO, 5.00%, 3/1/2028	2,025	2,626
Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,416
Town of East Hampton GO, 5.00%, 8/15/2023	290	333
Town of Hempstead, Public Improvement Series B, GO, 5.00%, 8/1/2024	1,215	1,428
Village of Mamaroneck GO, 3.00%, 8/15/2030	1,540	1,677

		64,065

Hospital — 0.3%
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,104

Housing — 2.5%
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,343
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,484
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,968
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	915	960

		10,755

Industrial Development Revenue/Pollution Control Revenue — 0.8%
New York City Industrial Development Agency
Rev., 5.00%, 5/1/2023	1,310	1,482
Rev., 5.00%, 5/1/2027	1,150	1,451
Syracuse Industrial Development Agency Rev., 5.00%, 5/1/2025	500	605

		3,538

Other Revenue — 22.3%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,343
Rev., 5.00%, 2/15/2030	1,600	1,974
Series A, Rev., 5.00%, 2/15/2034	1,115	1,355
Series A, Rev., 5.00%, 2/15/2035	4,000	4,849
Series A, Rev., 5.00%, 2/15/2036	3,500	4,231
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., 5.00%, 11/15/2020	65	65
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,525
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	5,055
New York City Transitional Finance Authority, Future Tax Secured
Series 2010D, Rev., 5.00%, 11/1/2025	2,570	2,611
Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,735
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,865
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,239
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,432
New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate Subseries I-2, Rev., 5.00%, 11/1/2026	1,400	1,422

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal Series B, Rev., 5.00%, 2/1/2027	2,500	2,611
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,073
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,073
New York City Trust for Cultural Resources, Carnegie Hall Rev., 5.00%, 12/1/2031	275	359
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., 0.00%, 11/15/2031	2,090	1,569
Series B, Rev., 0.00%, 11/15/2033	2,000	1,407
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,391
New York State Dormitory Authority, State Sales Tax
Series C, Rev., 5.00%, 3/15/2021	2,500	2,625
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,879
Series A, Rev., 5.00%, 3/15/2031	5,100	5,992
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,295
Series B, Rev., 5.00%, 3/15/2032	2,500	2,965
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,512
Series B, Rev., 5.00%, 3/15/2033	2,500	2,956
Series A, Rev., 5.00%, 3/15/2034	2,000	2,426
New York State Environmental Facilities Corp., Master Financing Program Series C, Rev., 5.00%, 10/15/2027	2,550	2,586
New York State Urban Development Corp. Rev., 5.00%, 3/15/2036	4,500	5,690
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	5,000	5,881
Series A, Rev., 5.00%, 10/15/2030	2,500	2,936
United Nations Development Corp., Senior Lien Rev., 5.00%, 7/1/2022	1,095	1,205
Westchester Tobacco Asset Securitization Corp.
Series B, Rev., 5.00%, 6/1/2033	1,775	2,005
Series B, Rev., 5.00%, 6/1/2034	2,000	2,248

		95,385

Prerefunded — 3.0%
New York City Transitional Finance Authority, Future Tax Secured Series D, Rev., 5.00%, 11/1/2025(b)	680	691
New York City Water & Sewer System
Rev., 5.00%, 6/15/2025(b)	605	618
Series 2011EE, Rev., 5.38%, 6/15/2043(b)	3,000	3,133
New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group Series 2010A, Rev., 5.00%, 7/1/2026(b)	2,000	2,045
New York State Thruway Authority, 2nd General Highway and Bridge Trust Fund Series 2010-A, Rev., 5.00%, 4/1/2026(b)	6,000	6,078

		12,565

Special Tax — 7.3%
New York State Dormitory Authority, State Personal Income Tax
Series A, Rev., 5.00%, 3/15/2033	1,500	1,897
Series A, Rev., 5.00%, 3/15/2035	1,500	1,887
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series E, Rev., 5.00%, 2/15/2029	1,715	1,855
New York State Thruway Authority, State Personal Income Tax, Transportation
Series A, Rev., 5.00%, 3/15/2023	2,400	2,702
Series 2010A, Rev., 5.00%, 3/15/2028	2,000	2,060
New York State Urban Development Corp., State Personal Income Tax
Series A, Rev., 5.00%, 3/15/2027	2,500	2,874
Series A, Rev., 5.00%, 3/15/2031	3,000	3,434
Series A, Rev., 5.00%, 3/15/2032	2,500	2,968

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,226
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,280
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	6,083

		31,266

Transportation — 18.6%
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., 0.00%, 11/15/2030	4,000	3,111
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,263
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,259
Metropolitan Transportation Authority, Transportation
Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,795
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,964
Series B, Rev., 5.00%, 11/15/2031	2,000	2,322
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,350
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,364
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,215
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,175
Series K, Rev., 5.00%, 1/1/2030	2,500	2,919
Series L, Rev., 5.00%, 1/1/2032	2,250	2,810
Rev., 5.00%, 1/1/2035	1,000	1,178
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,393
Rev., AMT, 5.00%, 1/1/2026	2,000	2,355
Rev., AMT, 5.00%, 1/1/2027	2,000	2,391
Port Authority of New York and New Jersey
Series 202, Rev., AMT, 5.00%, 10/15/2020	1,000	1,032
Series 2014, Rev., AMT, 5.00%, 9/1/2036	2,950	3,652
Port Authority of New York and New Jersey, Consolidated
Series 172, Rev., 5.00%, 10/1/2022	1,500	1,628
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,317
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,153
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,344
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,299
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,865
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	2,007
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,653
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,244
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,109
Series B, Rev., 5.00%, 11/15/2029	1,600	2,125
Series B, Rev., 5.00%, 11/15/2030	5,355	6,995
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,205
Series B, Rev., 5.00%, 11/15/2031	1,100	1,356
Series 2013A, Rev., 0.00%, 11/15/2032	3,000	2,178
Series B, Rev., 5.00%, 11/15/2033	1,500	1,836
Series C, Rev., 5.00%, 11/15/2035	1,375	1,723

		79,585

Utility — 10.4%
Long Island Power Authority, Electric System
Series A, Rev., AGM, 0.00%, 6/1/2021	5,000	4,901
Rev., 5.00%, 9/1/2024	2,735	3,022
Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,382
Series 2019A, Rev., 5.00%, 9/1/2028	3,500	4,457
Rev., 5.00%, 9/1/2034	1,500	1,856
Rev., 5.00%, 9/1/2035	2,000	2,467
Rev., 5.00%, 9/1/2036	1,225	1,507
Monroe County Industrial Development Agency, Rochester Schools Modernization Project Rev., 5.00%, 5/1/2021	2,895	3,054

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Power Authority Series C, Rev., NATL-RE, 5.00%, 11/15/2020	2,500	2,508
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2030	1,000	1,147
Rev., 5.00%, 12/15/2032	2,500	3,009
Series A, Rev., 5.00%, 12/15/2033	3,000	3,628
Series A, Rev., 5.00%, 12/15/2034	4,595	5,554
Series B, Rev., 5.00%, 12/15/2034	2,450	2,961

		44,453

Water & Sewer — 7.2%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2026	6,600	6,986
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,377
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,320
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,318
New York City Water & Sewer System Rev., 5.00%, 6/15/2025	395	403
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	5,142
Series A, Rev., 5.00%, 6/15/2027	1,500	1,747
Series A, Rev., 5.00%, 6/15/2031	2,150	2,609
Series A, Rev., 5.00%, 6/15/2032	2,000	2,420
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,378

		30,700

Total New York		407,169

TOTAL MUNICIPAL BONDS (Cost $386,747)		407,169

	Shares (000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(c)(d)(Cost $15,368)	15,369	15,369

Total Investments — 98.9% (Cost $402,115)		422,538
Other Assets Less Liabilities — 1.1%		4,572

Net Assets — 100.0%		427,110

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
IBC	Insured Bond Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2019.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$15,369	$407,169	$—	$422,538

(a)

All Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.04%(a)(b)	$10,926	$103,203	$98,760	$(1)	$1	$15,369	15,369	$216	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.